PROFILE SHEET AUGUST 2026 Aetos Distressed Investment Strategies Fund FIRM OVERVIEW Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients . Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients . Hedge fund solutions are offered primarily through 1 ) customized separate accounts and 2 ) commingled fund portfolios invested in strategy - specific Aetos 1940 Act SEC - registered funds . FUND OVERVIEW The Aetos Distressed Investment Strategies Fund is an SEC - registered 1940 Act Commingled Hedge Fund of Funds . The Fund allocates its assets among a select group of managers across a variety of distressed investment strategies designed to produce an attractive risk - adjusted return, largely independent of the benchmarks associated with traditional asset classes . The Fund is intended to be a vehicle by which investors can access a portfolio of high - quality distressed investment strategies, constructed and monitored using disciplined processes . HISTORICAL PERFORMANCE (since inception) 1 AETOS AT - A - GLANCE Founded 2001 Leadership Anne Casscells Co - President & Chief Investment Officer Michael Klein Co - President & Chief Risk Officer Locations New York, New York San Mateo, California FUND HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers 2 : 5 # of Sub - Strategies: 2 Beta to Market Indices 1,3 US Aggregate Bond Index: 0.03 MSCI ACWI: 0.15 Geography Global AETOS FUND INFORMATION Aetos SEC - Registered 1940 Act Commingled Hedge Fund of Funds ▪ Long/Short Strategies Fund ▪ Multi - Strategy Arbitrage Fund ▪ Distressed Investment Strategies Fund $3,800 $3,300 $2,800 $2,300 $1,800 $1,300 $800 Aetos Distressed Investment Strategies Fund HFRI Fund of Funds Composite Index PERFORMANCE AND STATISTICS (since inception through August 31, 2026) 1 Inception 10 Year 5 Year 3 Year 1 Year Annualized Returns 5.19% 2.29% 0.21% 1.21% 0.09% Fund 4.36% 5.66% 5.47% 9.89% 12.49% HFRI FOF: Composite Index 3.28% 1.40% - 0.29% 4.08% 1.89% US Aggregate Bond Index 9.61% 12.58% 10.88% 20.48% 22.35% MSCI ACWI Inception 10 Year 5 Year 3 Year - Volatility (Standard Deviation) 4.11% 4.33% 3.09% 2.67% - Fund 5.07% 5.13% 4.39% 4.34% - HFRI FOF: Composite Index 4.20% 5.07% 6.38% 5.60% - US Aggregate Bond Index 15.36% 14.71% 15.07% 12.39% - MSCI ACWI Inception 10 Year 5 Year 3 Year - Sharpe Ratios 0.85 - 0.02 - 1.13 - 1.20 - Fund 0.52 0.64 0.40 1.26 - HFRI FOF: Composite Index 0.38 - 0.19 - 0.62 - 0.06 - US Aggregate Bond Index 0.51 0.69 0.48 1.30 - MSCI ACWI 1 Data as of August 31 , 2026 . The Aetos Distressed Investment Strategies Fund (the “Fund”) is an SEC - registered 1940 Act closed - end fund that is a component of Aetos’ commingled diversified absolute return investment asset allocation models . This information is being provided to prospective investors that have expressed an interest in seeing the investment performance of one or more of the individual Aetos Funds in the models . The Fund returns do not represent the returns of the models as a whole or of any specific client account . The performance figures shown are net of assumed investment advisory and performance fees of 0 . 75 % of assets annually and 5 % of profits above the three - month Treasury bill return, respectively, subject to a high - water mark . Certain clients investing in accordance with the model may have a different fee arrangement . To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly . The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change . The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser . Returns would have been lower without such waivers and reimbursements . Past performance does not guarantee future results . Investing in hedge funds involves substantial risks, including the risk of loss of invested capital . Please see Notes and Disclosures section for important additional information . 2 Reflects number of managers in the Aetos Distressed Investment Strategies Fund as of September 1 , 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms . In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e . g . , due to side pockets, etc . ), only those funds with balances that represent material allocations in the portfolio are included . 3 Reflects beta since the Aetos Distressed Investment Strategies Fund’s inception of September 1 , 2002 through August 31 , 2026 . 875 Third Avenue, 22 nd Floor, New York, New York 10022 411 Borel Avenue, Suite 602, San Mateo, California 94402  212.201.2500  AetosClientRelations@aetos.com

AETOS DISTRESSED INVESTMENT STRATEGIES FUND HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 1.37% - - - - - 0.87% - 0.74% 0.52% 0.06% 1.53% 0.22% 0.68% - 0.02% 2026 - 2.41% - 1.83% - 0.47% 0.86% 0.20% 0.69% 1.09% 0.25% 0.37% - 0.60% - 1.84% - 0.74% - 0.34% 2025 3.88% 0.20% 1.23% 0.15% 0.42% - 0.10% 0.13% - 0.01% 0.73% 0.08% 0.00% 0.30% 0.69% 2024 1.49% 1.32% 0.80% - 0.68% - 0.56% - 0.02% 0.46% 0.33% 0.64% 0.20% - 2.38% - 0.16% 1.59% 2023 - 3.28% 0.32% 0.27% - 0.80% - 0.36% 1.51% - 1.76% - 2.08% - 1.58% 0.34% 1.56% - 0.08% - 0.60% 2022 12.33% 0.21% - 0.53% - 0.15% 0.66% 0.37% - 0.17% 1.19% 3.40% 1.61% 1.44% 1.78% 1.94% 2021 1.99% 1.43% 3.21% 0.05% 0.30% 0.02% 0.82% 1.95% 0.94% 1.98% - 8.97% - 0.06% 0.85% 2020 0.74% 0.37% - 0.47% - 0.45% - 0.08% - 0.92% - 0.09% 0.26% - 0.33% 1.32% - 0.17% 1.15% 0.17% 2019 0.27% - 1.25% - 0.87% - 0.87% 0.03% 0.63% 0.33% 0.46% 0.48% 0.22% 0.22% 0.09% 0.84% 2018 3.96% 0.84% 0.06% 0.16% 0.33% 0.31% - 0.06% 0.10% - 0.07% 0.21% - 0.23% 0.78% 1.48% 2017 7.60% 1.00% 0.55% 0.88% 0.86% 1.05% 1.19% 0.19% 0.46% 2.42% 0.91% - 0.83% - 1.30% 2016 - 3.41% - 1.28% - 0.34% - 0.26% - 1.30% - 1.22% - 0.22% - 0.74% 0.47% 0.82% 0.10% 0.88% - 0.33% 2015 3.97% - 0.19% 0.03% - 0.89% - 0.69% - 0.16% 0.00% 1.68% 0.82% 0.34% 0.53% 1.82% 0.66% 2014 12.36% 0.72% 1.33% 1.37% 0.63% 0.20% 0.89% - 0.85% 2.05% 1.54% 1.35% 0.66% 1.87% 2013 12.24% 1.56% 0.62% 0.81% 1.67% 1.10% 1.19% 0.55% - 0.51% 0.93% 0.99% 1.12% 1.59% 2012 - 3.03% - 0.07% - 0.70% 0.58% - 2.73% - 2.43% - 0.12% - 0.81% 0.12% 0.81% - 0.01% 1.23% 1.17% 2011 10.28% 1.30% 0.36% 1.28% 1.11% 0.53% 0.56% - 0.44% - 1.74% 1.54% 2.34% 0.76% 2.31% 2010 19.27% 1.92% 1.74% 1.91% 2.13% 2.40% 2.35% 2.11% 2.46% 0.89% - 0.34% - 0.43% 0.67% 2009 - 10.76% - 1.01% - 2.42% - 3.16% - 2.23% - 0.57% - 0.70% - 0.48% 0.06% 0.52% - 0.65% 0.72% - 1.33% 2008 7.40% 0.20% - 0.74% 1.09% 1.31% - 1.32% - 0.50% 0.02% 1.62% 1.74% 0.98% 1.17% 1.66% 2007 12.28% 1.37% 1.59% 1.98% 0.52% 0.69% 0.50% 0.03% 0.65% 0.76% 1.26% 0.60% 1.71% 2006 6.82% 0.94% 0.62% - 0.02% 0.45% 0.93% 1.53% 0.71% 0.23% - 0.45% - 0.29% 1.46% 0.52% 2005 12.15% 1.66% 2.17% 0.81% 0.81% 0.55% 0.38% 1.08% 0.29% 0.18% 0.33% 0.63% 2.67% 2004 20.14% 2.00% 1.28% 2.00% 2.34% 0.75% 0.02% 2.42% 1.64% 2.72% 0.74% 0.73% 1.89% 2003 3.19% 1.31% 2.05% - 0.28% 0.08% - - - - - - - - 2002 GEOGRAPHIC EXPOSURE (as of June 30, 2026) 2 SUB - STRATEGY ALLOCATIONS ( as of September 1, 2026) 2 Emerging/ Other 22.1% Japan/Asia 2% 11% Distressed Long Bias Distressed Variable Bias Europe 25% 77.9% North America 62% HISTORICAL EXPOSURES (quarterly over past 5 years) 140% 120% 100% 80% 60% 40% 20% 0% Long Short Net 1 Refer to footnote 1 on previous page. 2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. AUGUST 2026 | PROFILE SHEET | 2

PROFILE SHEET AUGUST 2026 Aetos Growth Portfolio FIRM OVERVIEW Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients . Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients . Hedge fund solutions are offered primarily through 1 ) customized separate accounts and 2 ) commingled fund portfolios invested in strategy - specific Aetos 1940 Act SEC - registered funds . PORTFOLIO OVERVIEW The Aetos Growth Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy - specific Aetos SEC - registered 1940 Act Commingled Hedge Funds of Funds : 1 ) Aetos Long/Short Strategies Fund, 2 ) Aetos Multi - Strategy Arbitrage Fund and 3 ) Aetos Distressed Investment Strategies Fund . The Portfolio is designed to provide institutional investors with attractive risk - adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy . AETOS AT - A - GLANCE Founded 2001 Leadership Anne Casscells Co - President & Chief Investment Officer Michael Klein Co - President & Chief Risk Officer Locations New York, New York San Mateo, California PORTFOLIO HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers 2 : 28 # of Strategies: 6 Beta to Market Indices 1,3 US Aggregate Bond Index: 0.14 MSCI ACWI: 0.22 Geography Global AETOS FUND INFORMATION Aetos SEC - Registered 1940 Act Commingled Hedge Fund of Funds ▪ Long/Short Strategies Fund ▪ Multi - Strategy Arbitrage Fund ▪ Distressed Investment Strategies Fund HISTORICAL PERFORMANCE (since inception) 1 $3,800 $3,300 $2,800 $2,300 $1,800 $1,300 $800 Aetos Growth Portfolio HFRI Fund of Funds Composite Index PERFORMANCE AND STATISTICS (since inception through August 31, 2026) 1 Inception 10 Year 5 Year 3 Year 1 Year Annualized Returns 5.07% 5.66% 5.69% 7.82% 6.12% Portfolio 4.36% 5.66% 5.47% 9.89% 12.49% HFRI FOF: Composite Index 3.28% 1.40% - 0.29% 4.08% 1.89% US Aggregate Bond Index 9.61% 12.58% 10.88% 20.48% 22.35% MSCI ACWI Inception 10 Year 5 Year 3 Year - Volatility (Standard Deviation) 4.36% 4.65% 3.42% 3.22% - Portfolio 5.07% 5.13% 4.39% 4.34% - HFRI FOF: Composite Index 4.20% 5.07% 6.38% 5.60% - US Aggregate Bond Index 15.36% 14.71% 15.07% 12.39% - MSCI ACWI Inception 10 Year 5 Year 3 Year - Sharpe Ratios 0.77 0.70 0.58 1.06 - Portfolio 0.52 0.64 0.40 1.26 - HFRI FOF: Composite Index 0.38 - 0.19 - 0.62 - 0.06 - US Aggregate Bond Index 0.51 0.69 0.48 1.30 - MSCI ACWI 1 Data as of August 31 , 2026 . The Aetos Growth Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program . The Portfolio consists of investments in the Aetos Funds — including the Aetos Long/Short Strategies Fund, Aetos Multi - Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and each of the Aetos Capital Market Neutral Strategies Fund and Aetos Capital Opportunities Fund when included in the Portfolio) — weighted in accordance with allocations determined by Aetos and in effect during the periods shown . The Portfolio returns are of the model only and do not represent the returns of any specific client account . An actual client investing in accordance with the Aetos Growth Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client’s allocations to the Aetos Funds away from those of the Portfolio . In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio . Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision . The performance figures shown are net of assumed investment advisory and performance fees of 0 . 75 % of assets annually and 5 % of profits above the three - month Treasury bill return, respectively, subject to a high - water mark . Certain clients investing in accordance with the model may have a different fee arrangement . To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly . The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change . The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser . Returns would have been lower without such waivers and reimbursements . Past performance does not guarantee future results . Investing in hedge funds involves substantial risks, including the risk of loss of invested capital . Please see Notes and Disclosures section for important additional information . 2 Reflects number of managers in the Aetos Growth Portfolio as of September 1 , 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms . In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e . g . , due to side pockets, etc . ), only those funds with balances that represent material allocations in the portfolio are included . 3 Reflects beta since the Aetos Growth Portfolio’s inception of September 1 , 2002 through August 31 , 2026 . 875 Third Avenue, 22 nd Floor, New York, New York 10022 411 Borel Avenue, Suite 602, San Mateo, California 94402  212.201.2500  AetosClientRelations@aetos.com

AETOS GROWTH PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 3.33% - - - - 0.12% - 0.31% 0.79% 1.54% 2.89% - 2.09% - 0.01% 0.43% 2026 8.37% 1.25% 0.39% 0.70% 0.34% 0.76% 0.62% 0.99% 1.70% 0.04% - 1.07% 0.39% 1.99% 2025 9.26% - 0.12% 1.70% 0.17% - 0.10% 0.95% 0.99% 0.41% 1.07% - 0.05% 1.21% 1.23% 1.45% 2024 7.99% 1.21% 1.81% - 0.26% - 0.32% 0.54% 0.51% 0.96% 0.36% 1.00% - 0.12% 0.17% 1.86% 2023 - 0.83% 0.84% 1.34% 1.12% - 1.57% 0.48% 1.46% - 2.02% - 0.73% - 0.31% 0.30% - 0.59% - 1.07% 2022 6.38% 1.12% - 1.65% 0.90% 0.32% 0.74% 0.11% 0.01% 0.61% 2.01% 1.23% 2.86% - 1.97% 2021 6.75% 2.60% 3.67% - 0.23% 0.05% 1.93% 1.55% 1.35% 1.83% 3.92% - 8.38% - 1.49% 0.34% 2020 8.97% 0.92% 1.24% 0.76% - 0.59% - 0.27% 0.71% 1.14% - 0.76% 1.52% 0.61% 1.17% 2.23% 2019 - 1.87% - 1.28% - 0.65% - 2.27% 0.25% 0.25% 0.70% 0.07% 0.85% 0.19% - 0.44% - 0.75% 1.25% 2018 7.19% 0.42% 0.00% 0.61% 0.30% 0.47% 0.64% 0.17% 0.91% 0.68% 0.57% 0.67% 1.53% 2017 2.02% 0.78% 0.05% 0.09% 0.73% 0.65% 1.41% - 0.79% 1.75% 0.76% 0.56% - 1.37% - 2.54% 2016 0.35% - 0.22% 0.00% 1.24% - 1.50% - 1.18% 0.63% - 0.99% 1.07% 0.08% 0.33% 1.23% - 0.30% 2015 4.75% 0.49% 0.92% 0.02% 0.33% 0.53% - 0.66% 0.91% 1.26% - 0.60% - 0.35% 1.83% 0.01% 2014 11.11% 0.85% 1.25% 1.22% 1.03% - 0.22% 0.88% - 0.31% 1.06% 0.77% 1.47% 0.71% 1.89% 2013 7.33% 0.65% 0.55% 0.09% 0.72% 0.64% 0.88% 0.35% - 0.82% 0.32% 0.77% 1.26% 1.70% 2012 - 2.22% - 0.12% - 0.58% 1.68% - 2.18% - 2.50% - 0.06% - 0.62% - 0.21% 1.13% - 0.06% 0.74% 0.62% 2011 6.61% 1.46% 0.07% 1.16% 1.91% 0.24% 1.04% - 0.75% - 2.32% 0.92% 1.93% 0.67% 0.17% 2010 12.25% 0.75% 1.75% 0.28% 2.06% 1.41% 1.97% 1.17% 2.88% - 0.58% - 0.31% - 0.27% 0.58% 2009 - 14.65% - 0.83% - 1.95% - 4.24% - 6.95% - 0.42% - 0.80% - 0.27% 1.86% 0.64% - 1.47% 1.33% - 2.30% 2008 8.35% 0.66% - 0.07% 1.60% 1.02% - 1.48% - 0.70% 0.46% 1.75% 1.53% 1.24% 0.46% 1.64% 2007 9.16% 1.22% 1.46% 0.88% 0.19% 0.60% 0.41% 0.22% - 0.67% 0.96% 1.19% 0.33% 2.01% 2006 7.05% 1.39% 0.64% - 0.89% 0.87% 0.64% 1.07% 0.82% 0.77% - 0.47% 0.28% 1.41% 0.33% 2005 5.73% 0.99% 1.66% 0.56% 0.72% - 0.03% - 0.15% 0.40% - 0.14% - 0.95% - 0.09% 0.76% 1.90% 2004 11.25% 1.06% 1.06% 1.39% 0.82% 0.81% 0.24% 1.38% 1.83% 1.72% 0.13% - 0.03% 0.31% 2003 1.15% 1.12% 0.42% 0.19% - 0.57% - - - - - - - - 2002 STRATEGY ALLOCATIONS (as of September 1, 2026) 3 AETOS FUND ALLOCATIONS ( as of September 1, 2026) 2 Equity Hedged Aetos Long/Short Strategies Fund 10% 50% Aetos Multi - Strategy Arbitrage Fund 40% Aetos Distressed Investment Strategies Fund 43.4% Directional Equity 6.6% Event Driven 24.1% Fixed Income Arbitrage 10.0% Credit / Convertible Arbitrage 5.9% Distressed 10.0% GEOGRAPHIC EXPOSURE (as of June 30, 2026) 3 HISTORICAL EXPOSURES (quarterly over past 5 years) 250% 200% Europe 15% Japan/Asia 6% Emerging/ Other 7% 150% 100% 50% 0% North America 71% Long Short Net 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Growth Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. AUGUST 2026 | PROFILE SHEET | 4

PROFILE SHEET AUGUST 2026 Aetos Prime Portfolio FIRM OVERVIEW Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients . Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients . Hedge fund solutions are offered primarily through 1 ) customized separate accounts and 2 ) commingled fund portfolios invested in strategy - specific Aetos 1940 Act SEC - registered funds . PORTFOLIO OVERVIEW The Aetos Prime Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy - specific Aetos SEC - registered 1940 Act Commingled Hedge Funds of Funds : 1 ) Aetos Long/Short Strategies Fund, 2 ) Aetos Multi - Strategy Arbitrage Fund and 3 ) Aetos Distressed Investment Strategies Fund . The Portfolio is designed to provide institutional investors with attractive risk - adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy . AETOS AT - A - GLANCE Founded 2001 Leadership Anne Casscells Co - President & Chief Investment Officer Michael Klein Co - President & Chief Risk Officer Locations New York, New York San Mateo, California PORTFOLIO HIGHLIGHTS Inception April 1, 2007 Diversification # of Managers 2 : 28 # of Strategies: 6 Beta to Market Indices 1,3 US Aggregate Bond Index: 0.16 MSCI ACWI: 0.23 Geography Global AETOS FUND INFORMATION Aetos SEC - Registered 1940 Act Commingled Hedge Fund of Funds ▪ Long/Short Strategies Fund ▪ Multi - Strategy Arbitrage Fund ▪ Distressed Investment Strategies Fund HISTORICAL PERFORMANCE (since inception) 1 $2,800 $2,300 $1,800 $1,300 $800 Aetos Prime Portfolio HFRI Fund of Funds Composite Index PERFORMANCE AND STATISTICS (since inception through August 31, 2026) 1 Inception 10 Year 5 Year 3 Year 1 Year Annualized Returns 4.39% 5.74% 5.77% 7.89% 5.96% Portfolio 3.34% 5.66% 5.47% 9.89% 12.49% HFRI FOF: Composite Index 3.03% 1.40% - 0.29% 4.08% 1.89% US Aggregate Bond Index 7.99% 12.58% 10.88% 20.48% 22.35% MSCI ACWI Inception 10 Year 5 Year 3 Year - Volatility (Standard Deviation) 4.86% 4.94% 3.70% 3.59% - Portfolio 5.34% 5.13% 4.39% 4.34% - HFRI FOF: Composite Index 4.30% 5.07% 6.38% 5.60% - US Aggregate Bond Index 16.12% 14.71% 15.07% 12.39% - MSCI ACWI Inception 10 Year 5 Year 3 Year - Sharpe Ratios 0.60 0.68 0.56 0.97 - Portfolio 0.35 0.64 0.40 1.26 - HFRI FOF: Composite Index 0.36 - 0.19 - 0.62 - 0.06 - US Aggregate Bond Index 0.40 0.69 0.48 1.30 - MSCI ACWI 1 Data as of August 31 , 2026 . The Aetos Prime Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since April 2007 to clients seeking a diversified absolute return investment program . The Portfolio consists of investments in the Aetos Funds — including the Aetos Long/Short Strategies Fund, Aetos Multi - Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and the Aetos Capital Opportunities Fund when included in the Portfolio) — weighted in accordance with allocations determined by Aetos and in effect during the periods shown . The Portfolio returns are of the model only and do not represent the returns of any specific client account . An actual client investing in accordance with the Aetos Prime Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client’s allocations to the Aetos Funds away from those of the Portfolio . In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio . Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision . The performance figures shown are net of assumed investment advisory and performance fees of 0 . 75 % of assets annually and 5 % of profits above the three - month Treasury bill return, respectively, subject to a high - water mark . Certain clients investing in accordance with the model may have a different fee arrangement . To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly . The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change . The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser . Returns would have been lower without such waivers and reimbursements . Past performance does not guarantee future results . Investing in hedge funds involves substantial risks, including the risk of loss of invested capital . Please see Notes and Disclosures section for important additional information . 2 Reflects number of managers in the Aetos Prime Portfolio as of September 1 , 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms . In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e . g . , due to side pockets, etc . ), only those funds with balances that represent material allocations in the portfolio are included . 3 Reflects beta since the Aetos Prime Portfolio’s inception of April 1 , 2007 through August 31 , 2026 . 875 Third Avenue, 22 nd Floor, New York, New York 10022 411 Borel Avenue, Suite 602, San Mateo, California 94402  212.201.2500  AetosClientRelations@aetos.com

AETOS PRIME PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 3.17% - - - - 0.15% - 0.45% 0.80% 1.71% 3.16% - 2.50% - 0.02% 0.39% 2026 8.56% 1.45% 0.37% 0.61% 0.25% 0.80% 0.50% 1.00% 1.89% 0.10% - 1.20% 0.38% 2.14% 2025 9.36% - 0.16% 1.87% 0.05% - 0.24% 0.96% 1.00% 0.39% 1.13% - 0.12% 1.30% 1.32% 1.51% 2024 8.46% 1.22% 1.91% - 0.21% - 0.37% 0.62% 0.44% 0.99% 0.41% 1.13% 0.06% 0.19% 1.80% 2023 - 1.10% 0.71% 1.43% 1.25% - 1.68% 0.39% 1.53% - 2.05% - 0.69% - 0.38% 0.30% - 0.61% - 1.21% 2022 6.58% 1.33% - 1.79% 0.99% 0.25% 0.73% 0.29% - 0.07% 0.63% 2.19% 1.31% 3.25% - 2.57% 2021 6.88% 2.60% 3.89% - 0.30% 0.02% 1.99% 1.68% 1.12% 1.89% 4.23% - 8.39% - 1.64% 0.20% 2020 9.79% 0.89% 1.39% 0.91% - 0.73% - 0.31% 0.73% 1.26% - 0.86% 1.65% 0.65% 1.27% 2.58% 2019 - 2.37% - 1.40% - 0.67% - 2.57% 0.17% 0.30% 0.71% - 0.04% 1.01% 0.14% - 0.37% - 0.93% 1.32% 2018 7.35% 0.39% 0.00% 0.61% 0.30% 0.52% 0.68% 0.13% 0.99% 0.66% 0.62% 0.64% 1.61% 2017 1.42% 0.73% 0.01% - 0.06% 0.77% 0.57% 1.52% - 0.83% 2.01% 0.64% 0.55% - 1.64% - 2.75% 2016 0.91% - 0.18% 0.08% 1.48% - 1.55% - 1.21% 0.86% - 1.00% 1.19% - 0.06% 0.30% 1.37% - 0.33% 2015 5.43% 0.60% 1.07% 0.26% 0.48% 0.68% - 0.71% 0.96% 1.43% - 0.82% - 0.52% 2.02% - 0.11% 2014 11.58% 0.92% 1.40% 1.26% 1.14% - 0.30% 0.92% - 0.19% 1.04% 0.68% 1.56% 0.70% 1.90% 2013 6.83% 0.50% 0.50% - 0.05% 0.73% 0.59% 0.92% 0.37% - 0.88% 0.35% 0.75% 1.21% 1.67% 2012 - 2.38% - 0.18% - 0.50% 1.84% - 2.25% - 2.59% 0.02% - 0.63% - 0.22% 1.20% - 0.18% 0.67% 0.48% 2011 6.10% 1.62% 0.08% 1.16% 2.05% 0.12% 1.07% - 0.87% - 2.39% 0.80% 1.84% 0.72% - 0.17% 2010 10.85% 0.58% 1.83% 0.12% 1.91% 1.28% 1.86% 0.91% 2.80% - 0.83% - 0.36% - 0.31% 0.62% 2009 - 13.79% - 0.72% - 1.60% - 3.73% - 7.01% - 0.37% - 0.93% - 0.15% 1.93% 0.69% - 1.53% 1.35% - 2.35% 2008 5.03% 0.61% - 0.10% 1.70% 1.12% - 1.50% - 0.66% 0.42% 1.78% 1.60% - - - 2007 STRATEGY ALLOCATIONS (as of September 1, 2026) 3 AETOS FUND ALLOCATIONS ( as of September 1, 2026) 2 Equity Hedged Aetos Long/Short Strategies Fund 10% 30% Aetos Multi - Strategy Arbitrage Fund 60% Aetos Distressed Investment Strategies Fund 52.1% Directional Equity 7.9% Event Driven 18.1% Fixed Income Arbitrage 7.5% Credit / Convertible Arbitrage 4.4% Distressed 10.0% GEOGRAPHIC EXPOSURE (as of June 30, 2026) 3 HISTORICAL EXPOSURES (quarterly over past 5 years) 200% 180% 160% 140% 120% 100% 80% 60% 40% 20% 0% Europe 16% Japan/Asia 7% Emerging/ Other 8% North America 69% Long Short Net 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Prime Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. AUGUST 2026 | PROFILE SHEET | 6

PROFILE SHEET AUGUST 2026 Aetos Balanced Portfolio FIRM OVERVIEW Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients . Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients . Hedge fund solutions are offered primarily through 1 ) customized separate accounts and 2 ) commingled fund portfolios invested in strategy - specific Aetos 1940 Act SEC - registered funds . PORTFOLIO OVERVIEW The Aetos Balanced Portfolio is a tactically allocated model portfolio comprised of allocations to the strategy - specific Aetos SEC - registered 1940 Act Commingled Hedge Funds of Funds : 1 ) Aetos Long/Short Strategies Fund, 2 ) Aetos Multi - Strategy Arbitrage Fund and 3 ) Aetos Distressed Investment Strategies Fund . The Portfolio is designed to provide institutional investors with attractive risk - adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy . AETOS AT - A - GLANCE Founded 2001 Leadership Anne Casscells Co - President & Chief Investment Officer Michael Klein Co - President & Chief Risk Officer Locations New York, New York San Mateo, California PORTFOLIO HIGHLIGHTS Inception September 1, 2002 Diversification # of Managers 2 : 28 # of Strategies: 6 Beta to Market Indices 1,3 US Aggregate Bond Index: 0.14 MSCI ACWI: 0.21 Geography Global AETOS FUND INFORMATION Aetos SEC - Registered 1940 Act Commingled Hedge Fund of Funds ▪ Long/Short Strategies Fund ▪ Multi - Strategy Arbitrage Fund ▪ Distressed Investment Strategies Fund HISTORICAL PERFORMANCE (since inception) 1 $3,300 $2,800 $2,300 $1,800 $1,300 $800 Aetos Balanced Portfolio HFRI Fund of Funds Composite Index PERFORMANCE AND STATISTICS (since inception through August 31, 2026) 1 Inception 10 Year 5 Year 3 Year 1 Year Annualized Returns 4.85% 5.57% 5.61% 7.74% 6.29% Portfolio 4.36% 5.66% 5.47% 9.89% 12.49% HFRI FOF: Composite Index 3.28% 1.40% - 0.29% 4.08% 1.89% US Aggregate Bond Index 9.61% 12.58% 10.88% 20.48% 22.35% MSCI ACWI Inception 10 Year 5 Year 3 Year - Volatility (Standard Deviation) 4.24% 4.40% 3.16% 2.85% - Portfolio 5.07% 5.13% 4.39% 4.34% - HFRI FOF: Composite Index 4.20% 5.07% 6.38% 5.60% - US Aggregate Bond Index 15.36% 14.71% 15.07% 12.39% - MSCI ACWI Inception 10 Year 5 Year 3 Year - Sharpe Ratios 0.74 0.72 0.61 1.17 - Portfolio 0.52 0.64 0.40 1.26 - HFRI FOF: Composite Index 0.38 - 0.19 - 0.62 - 0.06 - US Aggregate Bond Index 0.51 0.69 0.48 1.30 - MSCI ACWI 1 Data as of August 31 , 2026 . The Aetos Balanced Portfolio (the “Portfolio”) is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program . The Portfolio consists of investments in the Aetos Funds — including the Aetos Long/Short Strategies Fund, Aetos Multi - Strategy Arbitrage Fund and Aetos Distressed Investment Strategies Fund (and the Aetos Capital Market Neutral Strategies Fund when included in the Portfolio) — weighted in accordance with allocations determined by Aetos and in effect during the periods shown . The Portfolio returns are of the model only and do not represent the returns of any specific client account . An actual client investing in accordance with the Aetos Balanced Portfolio during the time periods shown would have had allocations to the Aetos Funds that differed from those of the Portfolio for a variety of reasons, including that differences in the relative performance of the Aetos Funds during such periods would have shifted the client’s allocations to the Aetos Funds away from those of the Portfolio . In addition, an actual client account may have experienced cash flows that could have resulted in further differences from the Portfolio . Accordingly, it is important that the Portfolio performance not be understood as the actual performance of client accounts when making an investment decision . The performance figures shown are net of assumed investment advisory and performance fees of 0 . 75 % of assets annually and 5 % of profits above the three - month Treasury bill return, respectively, subject to a high - water mark . Certain clients investing in accordance with the model may have a different fee arrangement . To the extent actual fees charged to a client differ from the fees shown herein, such client’s returns would vary accordingly . The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change . The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser . Returns would have been lower without such waivers and reimbursements . Past performance does not guarantee future results . Investing in hedge funds involves substantial risks, including the risk of loss of invested capital . Please see Notes and Disclosures section for important additional information . 2 Reflects number of managers in the Aetos Balanced Portfolio as of September 1 , 2026 and includes funds under redemption that are returning capital consistent with their standard redemption terms . In the case of redeemed funds where balances remain past the date that full redemption proceeds would have been expected to have been received (e . g . , due to side pockets, etc . ), only those funds with balances that represent material allocations in the portfolio are included . 3 Reflects beta since the Aetos Balanced Portfolio’s inception of September 1 , 2002 through August 31 , 2026 . 875 Third Avenue, 22 nd Floor, New York, New York 10022 411 Borel Avenue, Suite 602, San Mateo, California 94402  212.201.2500  AetosClientRelations@aetos.com

AETOS BALANCED PORTFOLIO HISTORICAL MONTHLY PERFORMANCE (net of fees) 1 Year Dec Nov Oct Sep Aug Jul Jun May Apr Mar Feb Jan 3.49% - - - - 0.09% - 0.16% 0.79% 1.38% 2.62% - 1.69% 0.00% 0.47% 2026 8.18% 1.05% 0.41% 0.78% 0.44% 0.72% 0.75% 0.98% 1.52% - 0.02% - 0.95% 0.40% 1.83% 2025 9.16% - 0.07% 1.54% 0.29% 0.03% 0.94% 0.97% 0.43% 1.00% 0.03% 1.11% 1.14% 1.40% 2024 7.52% 1.20% 1.72% - 0.30% - 0.28% 0.46% 0.59% 0.93% 0.31% 0.88% - 0.30% 0.15% 1.93% 2023 - 0.57% 0.96% 1.25% 0.99% - 1.46% 0.58% 1.39% - 1.99% - 0.77% - 0.24% 0.29% - 0.56% - 0.94% 2022 6.17% 0.91% - 1.52% 0.82% 0.40% 0.76% - 0.06% 0.08% 0.59% 1.84% 1.14% 2.47% - 1.37% 2021 6.61% 2.60% 3.46% - 0.16% 0.09% 1.86% 1.42% 1.57% 1.77% 3.61% - 8.37% - 1.33% 0.48% 2020 8.16% 0.95% 1.09% 0.60% - 0.46% - 0.23% 0.69% 1.02% - 0.65% 1.39% 0.57% 1.06% 1.88% 2019 - 1.36% - 1.17% - 0.63% - 1.97% 0.34% 0.21% 0.69% 0.17% 0.69% 0.24% - 0.50% - 0.56% 1.17% 2018 7.02% 0.45% - 0.01% 0.61% 0.30% 0.41% 0.61% 0.22% 0.83% 0.70% 0.53% 0.71% 1.45% 2017 2.62% 0.82% 0.09% 0.24% 0.70% 0.73% 1.31% - 0.75% 1.50% 0.88% 0.57% - 1.11% - 2.33% 2016 - 0.23% - 0.27% - 0.08% 0.99% - 1.46% - 1.15% 0.40% - 0.98% 0.94% 0.23% 0.36% 1.09% - 0.26% 2015 4.06% 0.38% 0.77% - 0.23% 0.17% 0.38% - 0.60% 0.86% 1.09% - 0.38% - 0.18% 1.64% 0.12% 2014 10.63% 0.78% 1.10% 1.17% 0.93% - 0.15% 0.85% - 0.44% 1.07% 0.87% 1.39% 0.73% 1.88% 2013 7.91% 0.80% 0.59% 0.24% 0.71% 0.70% 0.84% 0.32% - 0.75% 0.30% 0.79% 1.35% 1.75% 2012 - 1.88% - 0.01% - 0.72% 1.46% - 2.02% - 2.34% - 0.19% - 0.61% - 0.20% 1.03% 0.14% 0.82% 0.83% 2011 7.26% 1.21% 0.03% 1.14% 1.64% 0.40% 1.00% - 0.51% - 2.20% 1.10% 2.02% 0.60% 0.66% 2010 14.27% 0.96% 1.58% 0.55% 2.32% 1.54% 2.18% 1.63% 2.98% - 0.34% - 0.25% - 0.11% 0.44% 2009 - 16.19% - 1.07% - 2.56% - 5.33% - 6.91% - 0.44% - 0.69% - 0.39% 1.76% 0.58% - 1.49% 1.09% - 1.73% 2008 5.74% 0.52% - 0.11% 1.45% 0.93% - 1.34% - 2.10% 0.30% 1.63% 1.37% 1.13% 0.35% 1.53% 2007 9.17% 1.28% 1.32% 0.74% 0.28% 0.46% 0.52% 0.45% - 0.38% 0.92% 0.91% 0.50% 1.84% 2006 6.23% 1.29% 0.44% - 0.75% 0.75% 0.38% 0.99% 0.72% 0.66% - 0.34% 0.26% 1.21% 0.46% 2005 4.55% 0.87% 1.45% 0.28% 0.51% 0.03% - 0.23% 0.30% - 0.17% - 0.71% - 0.03% 0.61% 1.58% 2004 10.87% 0.92% 1.05% 1.09% 1.10% 0.63% - 0.20% 1.10% 1.98% 1.43% 0.31% 0.19% 0.79% 2003 1.39% 1.10% 0.55% 0.16% - 0.42% - - - - - - - - 2002 STRATEGY ALLOCATIONS (as of September 1, 2026) 3 AETOS FUND ALLOCATIONS ( as of September 1, 2026) 2 Equity Hedged Aetos Long/Short Strategies Fund 10% 40% Aetos Multi - Strategy Arbitrage Fund 50% Aetos Distressed Investment Strategies Fund 34.7% Directional Equity 5.3% Event Driven 30.1% Fixed Income Arbitrage 12.5% Credit / Convertible Arbitrage 7.3% Distressed 10.0% GEOGRAPHIC EXPOSURE (as of June 30, 2026) 3 HISTORICAL EXPOSURES (quarterly over past 5 years) 250% Japan/Asia 5% Emerging/ Other 200% 7% 150% 100% Europe 15% 50% 0% North America 73% Long Short Net 1 Refer to footnote 1 on previous page. 2 Reflects current target allocations for the Aetos Balanced Portfolio. Client accounts investing in accordance with the model may have allocations that differ from the allocations shown herein. 3 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding. AUGUST 2026 | PROFILE SHEET | 8

AETOS COMMINGLED OFFERINGS TERMS $1 million Minimum Investment Monthly Subscription Frequency Quarterly with 90 days’ notice after 1 year lock - up period Redemption Frequency Onshore and offshore vehicles Fund Structures PricewaterhouseCoopers LLP Auditor HedgeServ Limited Administrator Sidley Austin LLP (onshore), Maples and Calder LLP (offshore) Legal Counsel JP Morgan Chase Bank Custodian NOTES AND DISCLOSURES Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital . These risks remain substantial, notwithstanding the risk management practices Aetos employs in selecting and monitoring investments . Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage . Prospective investors should obtain independent advice with respect to the investment, financial, legal, tax, accounting, regulatory and other aspects of an investment in the strategies offered by Aetos . For a more complete description of the risks associated with an investment with Aetos, please see Part 2 of Form ADV of Aetos Alternatives Management, LP, which is available upon request from your Aetos contact and on the SEC website . Aetos Alternatives Management is an SEC - registered investment adviser and serves as investment adviser to SEC - registered 1940 Act funds . Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof . Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing . A free copy of the prospectus containing this and other information may be obtained by calling 212 - 201 - 2500 . Please read the prospectus carefully before investing . Indices have been provided by Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index . The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein . The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos ; rather they are provided to allow for comparisons to the performance of well - known and widely recognized indices . The index data shown may include returns that are preliminary and estimated and are subject to change . ▪ Bloomberg US Aggregate Bond Index : Index designed to broadly measure the performance of the investment grade, US dollar - denominated, fixed - rate taxable bond market . The Bloomberg US Aggregate Bond Index includes Treasury securities, government - related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year . ▪ HFRI Fund of Funds Composite Index : Index that includes fund of funds that invest with multiple managers through funds or managed accounts . Fund of funds design diversified portfolios of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager . ▪ MSCI ACWI : Index designed to measure developed and emerging market equity performance . The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices . AETOS CONTACT INFORMATION Doris Schnitzer Director, Head of Client Relations 875 Third Avenue, 22 nd Floor New York, NY 10022  212.201.2549  dschnitzer@aetos.com AUGUST 2026 | PROFILE SHEET | 9